CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 270,176	$ 288,768
Available for sale investments	1,653	1,713
Accounts receivable, net of allowance for credit losses	1,759,111	1,731,388
Unbilled revenue	985,034	957,655
Other receivables	129,101	63,658
Prepayments and other current assets	152,774	137,094
Income taxes receivable	70,021	48,790
Total current assets	3,367,870	3,229,066
Non-current assets:
Property, plant and equipment, net	346,521	350,320
Goodwill	8,993,583	8,971,670
Intangible assets	4,049,793	4,278,659
Operating right-of-use assets	144,514	153,832
Other receivables	64,140	70,790
Income taxes receivable	25,169	21,380
Deferred tax asset	80,772	76,930
Equity method investments	0	0
Investments in equity- long term	35,298	32,631
Total Assets	17,107,660	17,185,278
Current Liabilities:
Accounts payable	46,920	81,194
Unearned revenue	1,573,311	1,507,449
Other liabilities	994,883	1,005,025
Income taxes payable	39,885	41,783
Current bank credit lines and loan facilities	105,150	55,150
Total current liabilities	2,760,149	2,690,601
Non-current liabilities:
Non-current bank credit lines and loan facilities	4,206,936	4,599,037
Lease liabilities	129,079	131,644
Non-current other liabilities	39,438	38,260
Non-current income taxes payable	241,410	239,188
Deferred tax liability	934,208	988,585
Commitments and contingencies	0	0
Total Liabilities	8,311,220	8,687,315
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 81,928,422 shares issued and outstanding at June 30, 2023 and 81,723,555 shares issued and outstanding at December 31, 2022	6,676	6,649
Additional paid-in capital	6,891,494	6,840,306
Other undenominated capital	1,162	1,162
Accumulated other comprehensive loss	(156,528)	(171,538)
Retained earnings	2,053,636	1,821,384
Total Shareholders' Equity	8,796,440	8,497,963
Total Liabilities and Shareholders' Equity	$ 17,107,660	$ 17,185,278